Equity Investments in Associates (Aggregate Cost Allocation of Equity Method Investment) (Details) (Beijing Feiliu [Member], USD $)	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 01, 2010 Beijing Technology [Member]
Schedule of Aggregate Cost Allocation, Equity Method Investment [Line Item]
Share of net tangible assets acquired					$ 151,000
Goodwill					856,000
Investment in Beijing Feiliu	$ 0	$ 5,568,000	$ 1,182,000	$ 1,012,000	$ 1,007,000